Stockholders' Equity (Series D Convertible Preferred Stock) (Details) - Series D Preferred Stock - $ / shares	Dec. 31, 2016	Jun. 30, 2016	Apr. 13, 2016	Mar. 24, 2016
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)	0	0	0
Preferred stock, shares issued (in shares)	0	0		110
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000		$ 1,000
Convertible preferred stock, shares issued upon conversion (in shares)				167
Beneficial ownership interest percentage threshold				9.99%